Class K [Member] Investment Objectives and Goals - Class K - BlackRock Sustainable Emerging Markets Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Sustainable Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”), a series of BlackRock Funds VII, Inc. (the “Corporation”), is to seek to maximize total return.